UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.3%

$2,000	Cartersville Development Authority, Georgia, Sewerage Facilities Revenue Refunding Bonds, Anheuser-Busch, Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)	5/07 at 101.00	A+	$2,082,440

	Education and Civic Organizations - 9.0%

	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004:
1,625	5.250%, 8/01/22 - XLCA Insured	8/14 at 100.00	Aaa	1,745,120
1,700	5.250%, 8/01/23 - XLCA Insured	8/14 at 100.00	Aaa	1,814,342
5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University - TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured	9/11 at 102.00	AAA	5,241,450
3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 - AMBAC Insured	4/12 at 100.00	AAA	3,082,740
1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building Project, Series 2004, 5.250%, 5/01/17 - MBIA Insured	5/14 at 100.00	AAA	2,042,979
270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Spellman College, Series 1994, 6.200%, 6/01/14 - FGIC Insured	9/04 at 102.00	AAA	276,448

	Healthcare - 21.1%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/08 at 102.00	BBB	2,718,671
4,200	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24	7/11 at 101.00	A-	4,476,192
6,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 1999, 5.250%, 1/01/29 - MBIA Insured	1/09 at 101.00	AAA	6,155,400
1,000	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical Center Inc., Series 1997A, 6.750%, 12/01/16	12/06 at 102.00	N/R	1,067,110
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 1995, 6.000%, 10/01/20 - MBIA Insured	10/05 at 102.00	AAA	1,059,710
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31	5/11 at 100.00	A-	3,057,810
7,150	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured	2/12 at 102.00	AAA	7,500,922
1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 - MBIA Insured	7/14 at 101.00	Aaa	1,726,709

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.500%, 7/01/27	7/09 at 102.00	N/R	2,230,718
3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 - RAAI Insured	1/14 at 100.00	AA	3,381,105

	Housing/Multifamily - 8.4%

1,840	Augusta Housing Authority, Georgia, FHA-Insured Mortgage Revenue Refunding Bonds, Section 8 Assisted Project, River Glen Apartments Series 1995A, 6.500%, 5/01/27	5/05 at 102.00	Aa2	1,891,244
1,480	Clayton County Housing Authority, Georgia, GNMA Multifamily Housing Revenue Bonds, Vineyard Pointe Project, Series 2001A, 5.500%, 10/20/32	10/11 at 103.00	Aaa	1,553,808
1,000	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Lakes at Indian Creek Apartments, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) - FSA Insured	1/05 at 102.00	AAA	1,024,330
2,245	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 (Alternative Minimum Tax) - AMBAC Insured	12/11 at 100.00	AAA	2,312,395
4,715	Lawrenceville Housing Authority, Georgia, FNMA Multifamily Housing Revenue Bonds, Knollwood Park Apartments, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax) (Mandatory put 6/01/15)	No Opt. Call	AAA	5,204,228
1,295	Macon Housing Authority, Georgia, FNMA/FHA-Insured Multifamily Mortgage Revenue Refunding Bonds, Vistas Apartments, Series 1994A, 6.450%, 4/01/26 (Pre-refunded to 10/01/04)	10/04 at 102.00	Aaa	1,322,260

	Housing/Single Family - 3.8%

	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, Series 1995A:
40	6.550%, 3/01/18 (Alternative Minimum Tax)	3/05 at 102.00	AAA	40,435
15	6.600%, 3/01/28 (Alternative Minimum Tax)	3/05 at 102.00	AAA	15,246
	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Refunding Bonds, Series 1996A:
145	6.125%, 9/01/18 (Alternative Minimum Tax)	9/06 at 102.00	AAA	151,699
220	6.200%, 9/01/27 (Alternative Minimum Tax)	9/06 at 102.00	AAA	228,538
3,955	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%, 12/01/31 (Alternative Minimum Tax)	12/10 at 100.00	AAA	4,067,282
1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,384,161
55	Georgia Residential Finance Authority, FHA-Insured or VA-Guaranteed Single Family Mortgage Loans, Series 1988B, 8.000%, 12/01/16	12/04 at 100.00	AA+	55,138

	Materials - 4.2%

1,000	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	Ba3	946,040
1,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	BB+	1,533,645
2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	2,067,080
1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,133,870
1,000	Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.100%, 11/01/07	11/04 at 101.00	Baa	1,002,890

	Tax Obligation/General - 2.5%

3,630	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	3,938,732

	Tax Obligation/Limited - 13.4%

570	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	2/05 at 100.00	A3	572,611
1,750	Butts County, Georgia, Certificates of Participation, Public Purpose Project, Series 1994, 6.750%, 12/01/14 - MBIA Insured	12/04 at 102.00	AAA	1,807,785
1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	AA	1,728,633
2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AA	3,362,129
500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 - AMBAC Insured	No Opt. Call	AAA	612,075
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Z, 6.000%, 7/01/18 - FSA Insured	No Opt. Call	AAA	1,222,220
6,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 - MBIA Insured	1/10 at 101.00	AAA	6,385,620
4,000	Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 - FGIC Insured	7/08 at 102.00	AAA	4,183,680
1,250	Ware County Hospital Authority, Georgia, Revenue Anticipation Certificates, Satilla Park Hospital, Series 1992A, 6.625%, 3/01/15 (Pre-refunded to 10/01/04) - MBIA Insured	10/04 at 100.00	AAA	1,278,875

	Transportation - 0.7%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 - AMBAC Insured	1/07 at 101.00	AAA	1,072,890

	U.S. Guaranteed*** - 5.2%

790	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) - FGIC Insured	5/09 at 101.00	AAA	878,504
505	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985, 9.750%, 8/01/09 - MBIA Insured	No Opt. Call	AAA	612,454
1,000	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 1994, 6.600%, 2/01/17 (Pre-refunded to 2/01/05) - MBIA Insured	2/05 at 102.00	AAA	1,041,840
4,000	Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place Apartments, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax) (Pre-refunded to 7/01/08)	7/08 at 100.00	AAA	4,537,200
1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 - MBIA Insured	No Opt. Call	AAA	1,230,730

	Utilities - 11.8%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 - MBIA Insured	3/12 at 100.00	Aaa	485,832
3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewerage, and Light Commission Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured	1/13 at 100.00	Aaa	4,011,975
4,410	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	4,653,256
1,500	Georgia Municipal Electric Authority, Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,817,400
1,000	Georgia Municipal Electric Authority, Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 - FSA Insured	1/10 at 100.00	AAA	1,118,440

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation - Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A	584,895
1,000	6.800%, 1/01/12	No Opt. Call	A	1,199,220
3,000	Municipal Electric Authority of Georgia, Subordinate Lien Project One Revenue Bonds, Series 2003A, 5.000%, 1/01/22 - MBIA Insured	1/13 at 100.00	AAA	3,131,700
1,675	Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22	1/12 at 101.00	Baa3	1,762,552

	Water and Sewer - 17.4%

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC Insured	No Opt. Call	AAA	8,065,610
2,185	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.375%, 10/01/19 - FSA Insured	10/12 at 100.00	AAA	2,421,220
	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
500	6.000%, 10/01/11 - MBIA Insured	No Opt. Call	AAA	587,225
400	6.100%, 10/01/19 - MBIA Insured	No Opt. Call	AAA	488,856
1,500	Coweta County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured	6/11 at 102.00	Aaa	1,583,295
2,750	DeKalb County, Georgia, Water and Sewerage Bonds, Series 2000, 5.375%, 10/01/35	10/10 at 101.00	AA	2,919,620
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA	2,614,075
1,175	Fayette County, Georgia, Water Revenue Bonds, Series 2002, 5.000%, 10/01/20 - FSA Insured	10/12 at 100.00	AAA	1,242,537
970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 - FGIC Insured (WI, settling 9/23/04)	1/14 at 100.00	AAA	1,022,070
5,000	Macon Water Authority, Georgia, Water and Sewerage Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA-	5,492,100
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 - FSA Insured	No Opt. Call	AAA	1,197,290

$146,530	Total Long-Term Investments (cost $147,535,645) - 98.8%			156,459,301

	Short-Term Investments - 0.6%

1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†		A-1	1,000,000

$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $148,535,645) - 99.4%			157,459,301

	Other Assets Less Liabilities - 0.6%			980,087

	Net Assets - 100%			$158,439,388

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $148,533,045.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$9,307,843
Depreciation	(381,587)

Net unrealized appreciation of investments	$8,926,256

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 3.2%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$2,845,862
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB	842,110

	Education and Civic Organizations - 11.1%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 - MBIA Insured	5/11 at 101.00	AAA	1,559,835
2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc., Series 2002, 5.000%, 10/01/22 - MBIA Insured	10/12 at 102.00	AAA	2,105,960
2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 - MBIA Insured	12/12 at 100.00	AAA	2,745,483
4,155	Louisiana Local Government Environmental Facilities and Community Development Authority, Lease Revenue Bonds, Baton Rouge Student Housing LLC, Series 2003A, 5.250%, 9/01/27 - ACA Insured	9/14 at 102.00	A	4,145,651
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 - AMBAC Insured	7/12 at 100.00	AAA	2,066,820

	Energy - 1.6%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	10/08 at 100.00	A	517,580
1,200	St. Bernard Parish, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation, Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)	11/06 at 102.00	AAA	1,252,644

	Healthcare - 17.0%

1,000	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Woman’s Hospital Foundation, Series 1997, 5.375%, 10/01/22 - FSA Insured	10/07 at 101.00	AAA	1,065,420
1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 - FSA Insured	No Opt. Call	AAA	2,050,524
5,000	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Lincoln Health System, Series 1998, 5.150%, 1/01/19	1/08 at 102.00	BBB+	4,839,650
2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/09 at 101.00	BBB+	2,319,596
3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	Aa1	3,687,232

2,500	Louisiana Public Facilities Authority, Revenue Bonds, General Health Inc., Series 1994, 6.375%, 11/01/24 - MBIA Insured	11/04 at 102.00	AAA	2,568,200
380	Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center, Series 1994, 6.200%, 1/01/19 - FSA Insured	1/05 at 102.00	AAA	392,722
1,310	St. Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured	10/04 at 102.00	AAA	1,341,126
1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 - AMBAC Insured	4/08 at 102.00	AAA	1,031,280

	Housing/Multifamily - 1.6%

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,107,650
735	Louisiana Public Facilities Authority, Revenue Bonds, Walmsley Housing Corporation, Series 1989A, 7.500%, 6/01/21	12/04 at 102.50	AAA	764,834

	Housing/Single Family - 9.1%

1,290	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	1,350,798
1,175	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/07 at 102.00	Aaa	1,197,407
765	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	808,054
10	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A-2, 6.550%, 12/01/26 (Alternative Minimum Tax)	6/05 at 102.00	Aaa	10,117
630	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	6/07 at 102.00	Aaa	649,587
450	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	6/07 at 102.00	Aaa	463,631
670	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	Aaa	702,555
570	Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%, 8/01/31	8/07 at 102.00	Aaa	590,663
700	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	12/06 at 102.00	Aaa	722,309
855	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/07 at 102.00	Aaa	878,863
1,000	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	1,030,190
1,315	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/08 at 102.00	Aaa	1,336,908
530	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/08 at 102.00	Aaa	543,838

	Long-Term Care - 2.8%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	9/05 at 103.00	AAA	3,143,910

	Materials - 2.9%

1,000	DeSoto Parish, Louisiana, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 1995B, 6.550%, 4/01/19 (Alternative Minimum Tax)	6/05 at 102.00	BBB	1,045,060
1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/08 at 101.00	BBB	1,263,000
1,000	Natchitoches Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Willamette Industries, Series 1993, 5.875%, 12/01/23 (Alternative Minimum Tax)	12/04 at 101.00	BBB	1,010,910

	Tax Obligation/General - 10.0%

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	1,157,670
2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 - AMBAC Insured	No Opt. Call	AAA	1,632,480
13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 - FGIC Insured	No Opt. Call	AAA	8,546,861

	Tax Obligation/Limited - 19.7%

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2003A:
560	5.250%, 7/15/19 - AMBAC Insured	7/13 at 100.00	AAA	611,604
1,000	5.250%, 7/15/22 - AMBAC Insured	No Opt. Call	AAA	1,072,840
2,000	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004, 5.000%, 7/15/21 - AMBAC Insured	7/14 at 101.00	AAA	2,117,800
335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 - MBIA Insured	7/06 at 101.00	AAA	355,452
1,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/22 - AMBAC Insured	12/11 at 100.00	AAA	1,039,040
2,650	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 12/01/22 - AMBAC Insured	12/12 at 100.00	AAA	2,835,474
5,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 - AMBAC Insured	No Opt. Call	AAA	6,075,983
	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capital Complex Program, Series 1999A:
1,000	5.250%, 3/01/17 - MBIA Insured	3/09 at 101.00	AAA	1,088,110
1,000	5.250%, 3/01/18 - MBIA Insured	3/09 at 101.00	AAA	1,088,110
1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capital Complex Program, Series 2003, 5.000%, 11/01/21 - MBIA Insured	11/13 at 100.00	AAA	1,052,120
650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%, 7/01/35 - MBIA Insured	7/10 at 101.00	AAA	736,275
380	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB+	399,319
1,000	University of Louisiana System, Lafayette City and Parish, Lease Revenue Bonds, Cajundome Convention Center, Series 2000, 6.250%, 9/01/29 - MBIA Insured	9/09 at 102.00	AAA	1,144,440
2,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB	2,841,700

	Transportation - 2.4%

505	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative Minimum Tax) - AMBAC Insured	10/07 at 102.00	AAA	519,125

2,100	Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative Minimum Tax) - FSA Insured	1/08 at 102.00	AAA	2,150,127

	U.S. Guaranteed*** - 6.4%

705	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	820,867
520	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospital, Series 1986, 8.000%, 5/15/12	11/04 at 100.00	AAA	624,697
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)	7/10 at 101.00	A***	3,598,290
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/20	10/10 at 101.00	AAA	1,097,480
820	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded to 2/01/12)	2/12 at 100.00	BBB+***	931,905
165	Shreveport Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1979A, 6.750%, 9/01/10	No Opt. Call	Aaa	183,035

	Utilities - 9.4%

1,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc., Series 1999, 5.875%, 9/01/29 - AMBAC Insured	9/09 at 102.00	AAA	1,676,100
4,000	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 - MBIA Insured	11/14 at 100.00	AAA	4,391,280
1,000	St. Charles Parish, Louisiana, Environmental Improvement Revenue Bonds, Louisiana Power and Light Company, Series 1993A, 6.200%, 5/01/23 (Alternative Minimum Tax)	11/04 at 100.00	A-	1,002,240
2,000	St. Charles Parish, Louisiana, Environmental Improvement Revenue Bonds, Louisiana Power and Light Company, Series 1994A, 6.875%, 7/01/24 (Alternative Minimum Tax)	1/05 at 102.00	A-	2,063,600
1,500	St. Charles Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Louisiana Power and Light Company, Series 1992A, 7.000%, 12/01/22 (Alternative Minimum Tax)	12/04 at 100.00	A-	1,518,403

	Water and Sewer - 1.0%

1,000	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2003A, 5.250%, 11/01/18 - AMBAC Insured	11/13 at 101.00	AAA	1,108,950

$111,765	Total Long-Term Investments (cost $105,751,089) - 98.2%			111,479,356

	Other Assets Less Liabilities - 1.8%			2,049,791

	Net Assets - 100%			$113,529,147

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $105,710,172.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$6,347,516
Depreciation	(578,332)

Net unrealized appreciation of investments	$5,769,184

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.2%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,586,450

	Education and Civic Organizations - 10.7%

4,220	North Carolina Educational Facilities Finance Agency, Revenue Refunding Bonds, Duke University, Series 1996B, 5.000%, 10/01/17	10/06 at 102.00	Aa1	4,494,891
1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 - XLCA Insured	4/13 at 100.00	AAA	1,059,810
2,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A, 5.125%, 10/01/41	10/11 at 100.00	AA+	2,035,920
1,000	North Carolina Education Assistance Authority, Subordinate Lien Guaranteed Student Loan Revenue Bonds, Series 1995A, 6.300%, 7/01/15 (Alternative Minimum Tax)	7/05 at 102.00	A2	1,034,260
1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 - AMBAC Insured	6/12 at 100.00	Aaa	1,113,652
	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	2,540,960
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	2,299,048
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,316,893
3,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	3,178,470
1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,909,198
1,160	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/20 - AMBAC Insured	10/12 at 100.00	AAA	1,276,348
1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,138,811

	Energy - 0.7%

1,500	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB-	1,603,620

	Healthcare - 12.6%

5,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding Bonds, Series 1996A, 5.875%, 1/15/26	1/06 at 102.00	AA	5,831,430

3,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22	1/07 at 102.00	AA	3,606,330
4,000	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29	10/09 at 101.00	A-	4,012,720
1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	1,125,949
1,750	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/07 at 100.00	AA-	1,784,283
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 - RAAI Insured	10/08 at 102.00	AA	678,488
1,385	5.500%, 10/01/29 - RAAI Insured	10/08 at 102.00	AA	1,421,093
3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/09 at 102.00	A	3,747,975
1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24	11/14 at 100.00	AA-	1,281,988
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31	10/11 at 101.00	AA	4,097,720

	Housing/Multifamily - 1.9%

4,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AAA	4,111,920

	Housing/Single Family - 11.8%

6,335	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/09 at 100.00	AA	6,498,570
	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1994Y:
830	6.300%, 9/01/15	9/04 at 102.00	AA	847,687
745	6.350%, 3/01/18	9/04 at 102.00	AA	760,816
2,580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	2,691,379
760	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/05 at 102.00	AA	779,760
1,610	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/05 at 102.00	AA	1,647,030
2,490	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/06 at 102.00	AA	2,577,200
1,320	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured	7/10 at 100.00	AAA	1,344,803
1,980	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/07 at 101.50	AA	2,045,201
1,450	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/08 at 101.00	AA	1,504,665
1,245	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/09 at 101.00	AA	1,260,338
3,825	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/09 at 100.00	AA	3,877,709

	Industrials - 0.9%

2,000	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)	No Opt. Call	BBB	2,027,180

	Long-Term Care - 0.5%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, Deerfield Episcopal Retirement Community Inc., Series 2004A, 5.000%, 11/01/23	11/14 at 100.00	N/R	994,440

	Materials - 4.3%

3,100	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995, 6.000%, 3/01/20	3/06 at 102.00	Baa2	3,253,419
6,000	Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company, Series 1994, 6.800%, 5/01/24 (Alternative Minimum Tax)	11/04 at 102.00	BBB	6,147,060

	Tax Obligation/General - 3.0%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,440,714
1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA-	1,986,506
2,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	2,125,080

	Tax Obligation/Limited - 22.0%

500	Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08	2/05 at 100.00	A1	501,990
	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA-	1,443,316
3,990	5.000%, 2/01/22	2/13 at 100.00	AA-	4,161,011
3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25	12/10 at 101.00	AA+	3,239,130
1,975	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25	6/10 at 101.00	AA+	2,130,235
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,487,178
1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AA+	1,808,118
2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 - AMBAC Insured	12/12 at 100.00	AAA	2,487,085
600	Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15	6/05 at 102.00	AA+	629,586
2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 - FSA Insured	12/12 at 101.00	AAA	2,107,060
1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 - AMBAC Insured	10/13 at 100.00	Aaa	1,993,956
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 - FSA Insured	4/14 at 100.00	AAA	1,880,618
1,715	5.250%, 4/01/21 - FSA Insured	4/14 at 100.00	AAA	1,856,505
715	5.250%, 4/01/22 - FSA Insured	4/14 at 100.00	AAA	769,319
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,361,038
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,042,290

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+		1,366,433
2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+		2,657,475
	Pitt County, North Carolina, Certificates of Participation, Public Facilities Project, Series 1997A:
1,250	5.550%, 4/01/12 - MBIA Insured	4/07 at 102.00	AAA		1,376,362
1,000	5.850%, 4/01/17 - MBIA Insured	4/07 at 102.00	AAA		1,102,830
	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	6/07 at 102.00	N/R		126,770
125	5.750%, 6/01/19	6/07 at 102.00	N/R		131,718
125	5.750%, 6/01/20	6/07 at 102.00	N/R		131,385
130	5.750%, 6/01/21	6/07 at 102.00	N/R		136,226
105	5.750%, 6/01/22	6/07 at 102.00	N/R		109,778
	Randolph County, North Carolina, Certificates of Participation, Series 2004:
1,890	5.000%, 6/01/14 - FSA Insured	No Opt. Call	AAA		2,089,641
1,330	5.000%, 6/01/19 - FSA Insured	6/14 at 102.00	AAA		1,437,424
1,000	5.000%, 6/01/20 - FSA Insured	6/14 at 102.00	AAA		1,073,050
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 - AMBAC Insured	9/12 at 101.00	AAA		1,053,690
1,895	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/19 - AMBAC Insured	6/13 at 101.00	AAA		2,031,781
1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 - AMBAC Insured	9/14 at 100.00	Aaa		1,066,090
2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+		2,483,504

	Transportation - 6.4%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 (Alternative Minimum Tax) - MBIA Insured	7/09 at 101.00	AAA		6,658,080
900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 (WI, settling 9/15/04) - MBIA Insured	7/14 at 100.00	AAA		958,626
710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured	7/09 at 101.00	AAA		790,408
2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 - FSA Insured	7/11 at 101.00	AAA		3,004,760
2,445	Raleigh-Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 - FGIC Insured	5/11 at 101.00	Aaa		2,614,267

	U.S. Guaranteed*** - 9.5%

95	Asheville Housing Development Corporation, North Carolina, First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11 (Pre-refunded to 11/01/09)	11/09 at 100.00	N/R	***	114,528
1,000	Charlotte, North Carolina, General Obligation Water and Sewerage Bonds, Series 1995, 5.400%, 4/01/20 (Pre-refunded to 4/01/05)	4/05 at 102.00	AAA		1,043,130
1,830	Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A, 5.400%, 4/01/20 (Pre-refunded to 4/01/05)	4/05 at 102.00	AAA		1,908,928
4,500	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded to 6/01/10)	6/10 at 101.00	AAA		5,100,705
1,845	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 1995A, 5.250%, 3/01/16 (Pre-refunded to 3/01/05) - AMBAC Insured	3/05 at 102.00	AAA		1,917,158

	Harnett County, North Carolina, Certificates of Participation, Harnett County Projects, Series 1994:
1,000	6.200%, 12/01/06 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		1,032,190
1,750	6.200%, 12/01/09 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		1,806,332
500	6.400%, 12/01/14 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		516,340
995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18	1/05 at 100.00	AAA		1,261,322
20	North Carolina Medical Care Commission, Hospital Revenue Bonds, Memorial Mission Hospital, Series 1979A, 7.625%, 10/01/08	No Opt. Call	AAA		22,259
5,750	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 1996, 5.250%, 2/15/26 (Pre-refunded to 2/15/06)	2/06 at 102.00	AA-	***	6,153,938

	Utilities - 10.4%

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,540	5.500%, 1/01/17 - FGIC Insured	1/05 at 100.00	AAA		1,544,589
5,300	6.000%, 1/01/18 - AMBAC Insured	No Opt. Call	AAA		6,341,185
5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	BBB		5,535,900
4,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	BBB+		4,625,191
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC Insured	1/13 at 100.00	AAA		2,209,140
870	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 1995A, 5.500%, 5/01/17	5/05 at 102.00	A-		894,986
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A3		1,615,830

	Water and Sewer - 2.7%

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 - FSA Insured	4/14 at 100.00	AAA		1,374,118
2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA		2,080,758
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+		1,098,608
1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 - FSA Insured	6/13 at 100.00	AAA		1,358,739

$208,915	Total Long-Term Investments (cost $203,683,799) - 98.6%				215,952,391

	Other Assets Less Liabilities - 1.4%				3,138,080

	Net Assets - 100%				$219,090,471

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $203,553,298.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$12,915,379
Depreciation	(516,286)

Net unrealized appreciation of investments	$12,399,093

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 2.1%

$7,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	9/04 at 102.00	A3	$7,159,390

	Consumer Staples - 0.4%

1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	10/05 at 102.00	Baa3	1,310,624

	Education and Civic Organizations - 1.3%

	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2002A:
2,155	5.125%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	2,272,383
2,000	5.125%, 5/01/27 - FSA Insured	5/12 at 100.00	AAA	2,069,160

	Energy - 1.3%

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18	8/10 at 100.00	BBB+	4,259,720

	Healthcare - 18.7%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/08 at 100.00	Baa1	3,044,057
7,465	Bristol Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Bristol Memorial Hospital, Series 1993, 6.750%, 9/01/10 - FGIC Insured	No Opt. Call	AAA	8,914,778
4,030	Jackson, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Jackson-Madison County General Hospital, Series 1995, 5.625%, 4/01/15 - AMBAC Insured	4/05 at 102.00	AAA	4,182,979
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 - MBIA Insured	No Opt. Call	AAA	1,185,310
3,675	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Hospital Facilities Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	3,551,447
6,795	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System Inc., Series 1999, 5.625%, 4/01/29	4/09 at 101.00	Baa1	6,887,820
4,000	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Sunbelt Obligated Group-Adventist Health System, Series 2000, 6.600%, 11/15/30	11/10 at 101.00	A	4,316,720
	Montgomery County Health, Educational, and Housing Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Clarksville Regional Health System, Series 1998:
1,500	5.375%, 1/01/18	1/08 at 101.00	Baa2	1,521,390
7,500	5.375%, 1/01/28	1/08 at 101.00	Baa2	7,219,725

10,200	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	AA	10,424,298
3,750	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002, 6.250%, 9/01/22	9/12 at 101.00	BBB+	3,855,938
	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 - RAAI Insured	9/13 at 100.00	AA	2,131,240
3,500	5.000%, 9/01/18 - RAAI Insured	9/13 at 100.00	AA	3,657,325
2,500	Sumner County Health, Educational and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 1994, 7.500%, 11/01/14	11/04 at 102.00	A-	2,562,250

	Housing/Multifamily - 4.6%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments, Series 1999:
455	6.125%, 11/20/19 (Alternative Minimum Tax)	11/09 at 102.00	AAA	489,280
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	11/09 at 102.00	AAA	4,175,847
3,500	Franklin Industrial Development Board, Tennessee, Senior Multifamily Housing Revenue Bonds, Landings Apartments, Series 1996A, 6.000%, 10/01/26 - FSA Insured	10/06 at 102.00	AAA	3,648,400
	Metropolitan Government of Nashville and Davidson Counties, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
250	7.000%, 6/01/17	12/04 at 101.00	AAA	253,905
495	7.250%, 6/01/32	12/04 at 101.00	AAA	501,876
3,485	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,613,666
2,720	Metropolitan Government of Nashville and Davidson Counties, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	2,855,946

	Housing/Single Family - 7.5%

90	Hamilton County, Tennessee, Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	9/04 at 100.00	AAA	90,560
1,945	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative Minimum Tax)	7/06 at 102.00	AA	1,965,150
520	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3A, 5.850%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	AA	532,969
4,965	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	AA	5,055,512
6,700	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/09 at 101.00	AA	6,907,499
2,110	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/09 at 101.00	AA	2,237,339
2,000	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA	2,110,000
6,400	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	6,593,600

	Long-Term Care - 0.8%

2,590	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Health Facility Revenue Bonds, Richland Place Inc., Series 1993, 5.500%, 5/01/23 - RAAI Insured	2/08 at 102.00	AA	2,713,621

	Materials - 4.5%

3,000	Chattanooga Industrial Development Board, Tennessee, Pollution Control Revenue Bonds, E.I. du Pont de Nemours & Company, Series 1982A, 6.350%, 7/01/22	1/05 at 102.50	AA-	3,080,280
12,000	Humphreys County Industrial Development Board, Tennessee, Solid Waste Disposal Facility Bonds, E.I. du Pont de Nemours and Company, Series 1994, 6.700%, 5/01/24 (Alternative Minimum Tax)	11/04 at 102.00	AA-	12,280,920

	Tax Obligation/General - 16.2%

2,250	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/17 - FGIC Insured	3/13 at 102.00	Aaa	2,464,313
6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA	6,246,758
1,000	Lincoln County, Tennessee, General Obligation Refunding Bonds, Series 2001, 5.250%, 4/01/19 - FGIC Insured	No Opt. Call	Aaa	1,140,050
1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 - AMBAC Insured	4/11 at 100.00	Aaa	1,029,040
1,000	Memphis, Tennessee, General Improvement Bonds, Series 1999A, 5.000%, 10/01/19	10/07 at 101.00	AA	1,062,950
3,100	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.250%, 11/01/22	11/10 at 101.00	AA	3,306,181
	Memphis, Tennessee, General Obligation Bonds, Series 2003:
2,005	5.000%, 5/01/16	5/11 at 101.00	AA	2,160,408
4,655	5.000%, 5/01/20	5/11 at 101.00	AA	4,925,502
3,450	Metropolitan Government of Nashville and Davidson Counties, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,882,665
6,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, General Obligation Refunding Bonds, Series 1997, 5.125%, 5/15/25	5/07 at 102.00	AA	6,159,060
	Metropolitan Government of Nashville and Davidson Counties, Tennessee, General Obligation Bonds, Residual Option Longs, Series 2001-II-R52:
2,350	13.567%, 10/15/17 (IF)	10/11 at 100.00	AA-	3,236,514
2,480	12.803%, 10/15/18 (IF)	10/11 at 100.00	AA-	3,223,380
2,600	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 - FGIC Insured	5/14 at 102.00	Aaa	2,877,394
1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 - MBIA Insured	No Opt. Call	Aaa	1,238,731
	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 - FGIC Insured	No Opt. Call	Aaa	1,137,310
2,960	5.250%, 4/01/19 - FGIC Insured	No Opt. Call	Aaa	3,360,458
2,645	5.250%, 4/01/20 - FGIC Insured	No Opt. Call	Aaa	2,997,552
1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 - MBIA Insured	5/14 at 100.00	Aaa	1,320,499
750	Shelby County, Tennessee, General Obligation Refunding Bonds, Series 1995A, 5.625%, 4/01/14	4/05 at 101.00	AA+	774,990
1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aa1	1,099,080
1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aa1	1,594,572

	Tax Obligation/Limited - 8.6%

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC Insured	10/10 at 100.00	AAA	5,442,600
1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 - AMBAC Insured	6/13 at 100.00	Aaa	1,988,941

10,000	Memphis and Shelby County Sports Authority Inc., Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 - AMBAC Insured	11/12 at 100.00	AAA		10,323,200
4,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 - AMBAC Insured	6/09 at 100.00	AAA		4,074,120
4,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Public Improvement Revenue Bonds, Stadium Project, Series 1996, 5.750%, 7/01/26 - AMBAC Insured	7/06 at 101.00	AAA		4,256,920
2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA		3,303,162

	Telecommunication Services - 0.8%

2,700	Fayetteville, Tennessee, Broadband Telecommunications Network Revenue Bonds, Series 2000, 6.500%, 4/01/20	4/08 at 101.00	N/R		2,822,661

	Transportation - 3.9%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA		4,441,840
1,640	6.125%, 3/01/25 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA		1,835,521
3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative Minimum Tax) - FSA Insured	3/11 at 100.00	AAA		4,056,180
2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured	3/11 at 100.00	AAA		2,924,870

	U.S. Guaranteed*** - 11.8%

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 - MBIA Insured	No Opt. Call	AAA		922,731
1,000	Hamilton County, Tennessee, General Obligation Bonds, Series 1995, 6.250%, 2/01/20 (Pre-refunded to 2/01/05)	2/05 at 102.00	Aa1	***	1,040,140
4,000	Johnson City, Tennessee, Unlimited Tax and School Sales Tax Revenue Bonds, Series 1994, 6.700%, 5/01/21 (Pre-refunded to 5/01/06) - AMBAC Insured	5/06 at 100.00	AAA		4,328,200
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
7,795	5.125%, 7/01/23 - MBIA Insured	1/09 at 101.00	AAA		8,298,791
2,265	5.125%, 7/01/25 - MBIA Insured	1/09 at 101.00	AAA		2,411,387
8,930	5.250%, 7/01/28 - MBIA Insured	1/09 at 101.00	AAA		9,525,095
18,670	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21	No Opt. Call	Aaa		8,164,391
1,075	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Revenue Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22 (Pre-refunded to 10/01/07)	10/07 at 105.00	N/R	***	1,322,863
3,000	Metropolitan Government Nashville-Davidson Counties Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured	11/09 at 101.00	AAA		3,491,790
245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA		294,514
250	Shelby County, Tennessee, General Obligation Refunding Bonds, Series 1995A, 5.625%, 4/01/14 (Pre-refunded to 4/01/05)	4/05 at 101.00	AA+	***	258,600

	Utilities - 10.8%

7,500	Clarksville, Tennessee, Water, Sewerage and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 - FSA Insured	2/11 at 100.00	Aaa		7,767,975
1,830	Clarksville, Tennessee, Water, Sewerage and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 - FSA Insured	No Opt. Call	Aaa		2,064,515

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 - FSA Insured	9/12 at 102.00	Aaa	1,206,205
	Knoxville, Tennessee, Electric System Revenue Bonds, Series 2001U:
1,000	5.125%, 7/01/20	7/10 at 100.00	AA	1,071,230
3,000	5.125%, 7/01/27	7/10 at 100.00	AA	3,073,260
2,855	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	3,079,489
7,800	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 - MBIA Insured	No Opt. Call	AAA	6,141,096
3,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Electric System Revenue Bonds, Series 1998A, 5.200%, 5/15/23	5/08 at 102.00	AA	3,164,130
9,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA	9,263,070

	Water and Sewer - 5.4%

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC Insured	12/12 at 100.00	Aaa	1,067,090
3,000	Madison Suburban Utility District, Tennessee, Water Revenue Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA Insured	2/08 at 100.00	AAA	3,177,060
5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,255,850
1,000	Milcrofton Utility District, Williamson County, Tennessee, Junior Lien Waterworks Revenue Refunding Bonds, Series 1996, 6.000%, 2/01/24	2/06 at 102.00	N/R	988,090

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 - MBIA Insured	2/14 at 102.00	Aaa	1,389,975
1,300	5.000%, 2/01/22 - MBIA Insured	2/14 at 100.00	Aaa	1,373,554
1,220	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Series 2002, 5.000%, 12/01/17 - FGIC Insured	12/12 at 100.00	Aaa	1,315,160
2,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 - FSA Insured	1/11 at 100.00	Aaa	2,062,318
1,500	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/08 at 102.00	Baa1	1,615,783

$330,225	Total Long-Term Investments (cost $317,737,667) - 98.7%			335,474,698

	Other Assets Less Liabilities - 1.3%			4,493,728

	Net Assets - 100%			$339,968,426

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $317,650,515.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$17,968,678
Depreciation	(144,495)

Net unrealized appreciation of investments	$17,824,183

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust III

By (Signature and Title)	/s/ Jessica R. Droeger—Vice President and Secretary

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	October 29, 2004

By (Signature and Title)	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	October 29, 2004